Janus Henderson Overseas Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.41%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.96%	7.73%	8.19%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	26.48%	8.21%	8.01%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.29%	8.94%	8.77%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.82%	9.37%	9.19%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.94%	9.47%	9.30%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		27.96%	8.66%	8.49%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.35%	9.03%	8.88%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.29%	7.38%	7.51%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.63%	9.22%	9.05%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.